LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF LEASES

The following table sets forth data regarding the Company’s leases:

	Year ended December 31,
	2022	2021
	(in thousands)
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$-	$168
Interest on lease liabilities	-	1
Operating lease cost	560	595

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Financing cash flows from finance leases	$-	$104
Operating cash flows from operating leases	$575	$586
Financing cash flows from finance leases	$-	$1
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$368

	December 31,
	2022	2021
Weighted-average discount rate - finance leases	-	3.0%
Weighted-average discount rate - operating leases	5.7%	4.0%
Weighted-average remaining lease term – finance lease	-	-
Weighted-average remaining lease term - operating leases	1.25	4.80

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

Operating Leases
(Dollars in thousands)
Year ending December 31,
2023	456
2024	131
2025 and thereafter	-
Total future minimum lease payments	587
Less imputed interest	(23)
Total	$564